INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Class A ordinary shares	Class A preference shares	Class B ordinary shares	Ordinary shares	Additional paid-in capital	Treasury shares	Accumulated other comprehensive loss	Accumulated deficit and statutory reserve	Noncontrolling interests	Total
Balance at Dec. 31, 2021				$ 36	$ 590,567	$ (21,604)	$ (2,355)	$ (386,754)	$ 25,373	$ 205,263
Balance, shares at Dec. 31, 2021	710,078,070	65,000	99
Net loss								(18,490)	(2,955)	(21,445)
Foreign currency translation loss							(801)		(101)	(902)
Issuance of Class A ordinary shares and pre-funded warrants in private placement, net of issuance costs				6	14,473					14,479
Issuance of Class A ordinary shares and pre-funded warrants in private placement, net of issuance costs, shares	112,000,000
Issuance of ordinary shares for asset acquisition				1	3,415					3,416
Issuance of ordinary shares for asset acquisition, shares	16,038,930
Purchase of non-controlling interests					(1,096)				(16,689)	(17,785)
Share-based compensation				1	4,473					4,474
Share-based compensation, shares	15,752,320
Balance at Jun. 30, 2022				44	611,832	(21,604)	(3,156)	(405,244)	5,628	187,500
Balance, shares at Jun. 30, 2022	853,869,320	65,000	99
Balance at Dec. 31, 2021				36	590,567	(21,604)	(2,355)	(386,754)	$ 25,373	205,263
Balance, shares at Dec. 31, 2021	710,078,070	65,000	99
Balance at Dec. 31, 2022				54	620,807	(21,604)	(3,960)	(542,169)		53,128
Balance, shares at Dec. 31, 2022	1,063,813,210	65,000	99
Net loss								(5,851)		(5,851)
Foreign currency translation loss							(440)			$ (440)
Issuance of ordinary shares from exercise of share-based awards, shares										15,752,320
Share-based compensation					754					$ 754
Share-based compensation, shares	47,419,000
Balance at Jun. 30, 2023				$ 54	$ 621,561	$ (21,604)	$ (4,400)	$ (548,020)		$ 47,591
Balance, shares at Jun. 30, 2023	1,111,232,210	65,000	99